UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Johnson
Title:     Chief Financial Officer & Chief Compliance Officer
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  August 15, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    733386



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ANALOG DEVICES INC  COM STK    COMMON STOCK     032654105    25965   689821 SH       SOLE                 689821        0        0
D AUTODESK INC  COM STK          COMMON STOCK     052769106    17862   379402 SH       SOLE                 379402        0        0
D CIA ENERGETICA DE MI NAS GERAI ADRS STOCKS      204409601    11266   533934 SH       SOLE                 533934        0        0
D CHESAPEAKE ENERGY CORP COM STK COMMON STOCK	  165167107    10837   316896 SH       SOLE		    316896        0        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101    41701  1482977 SH       SOLE                1482977        0        0
D CREDICORP LTD USD5.0  ORDS (US COMMON STOCK     G2519Y108    11393   186252 SH       SOLE                 186252        0        0
D CVS CAREMARK CORP  COM STK     COMMON STOCK     126650100    72091  1977807 SH       SOLE                1977807        0        0
D DOMTAR CORP                    COMMON STOCK     257559104    24742  2217014 SH       SOLE                2217014        0        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102    70485  3894178 SH       SOLE                3894178        0        0
D ETELCARE GLOBAL SOLU TION-ADS  ADRS STOCKS      29759R102    13106   810540 SH       SOLE                 810540        0        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508    36057    68983 SH       SOLE                  68983        0        0
D GRUPO TELEVISA SA  ADR         ADRS STOCKS      40049J206     9367   339254 SH       SOLE                 339254        0        0
D JACKSN HWT TX SR               COMMON STOCK     468202106    24750   880487 SH       SOLE                 880487        0        0
D LAN AIRLINES SA  CHI LE ADR    ADRS STOCKS      501723100     7198    85538 SH       SOLE                  85538        0        0
D MAXIM INTEGRATED PRO DS INC CO COMMON STOCK     57772K101    74895  2241703 SH       SOLE                2241703        0        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100    11160   365537 SH       SOLE                 365537        0        0
D NET 1 UEPS TECHNOLOG IES INC C COMMON STOCK     64107N206    20915   866052 SH       SOLE                 866052        0        0
D NEWS CORP CL A COM STK         COMMON STOCK     65248E104    49543  2335837 SH       SOLE                2335837        0        0
D NYMEX HOLDINGS INC             COMMON STOCK     62948N104    58084   462338 SH       SOLE                 462338        0        0
D PDF SOLUTIONS INC  COM STK     COMMON STOCK     693282105     5304   448383 SH       SOLE                 448383        0        0
D QUALCOMM INC COM STK           COMMON STOCK     747525103    45942  1180426 SH       SOLE                1180426        0        0
D RADISYS CORP  COM STK          COMMON STOCK     750459109     2562   206644 SH       SOLE                 206644        0        0
D SAIC INC                       COMMON STOCK     78390X101    39462  2183817 SH       SOLE                2183817        0        0
D SOLERA HOLDINGS INC  COM STK   COMMON STOCK     83421A104    13275   684977 SH       SOLE                 684977        0        0
D TRAVELERS COS INC  COM STK     COMMON STOCK     89417E109    35636   666090 SH       SOLE                 666090        0        0
D TWEEN BRANDS INC  COM STK      COMMON STOCK     901166108    13999   313868 SH       SOLE                 313868        0        0
D UNITED TECHNOLOGIES CORP       COMMON STOCK     913017109    12477   175904 SH       SOLE                 175904        0        0
D USA MOBILITY INC COM           COMMON STOCK     90341G103     9136   341410 SH       SOLE                 341410        0        0
D VIASAT INC  COM STK            COMMON STOCK     92552V100    15349   478176 SH       SOLE                 478176        0        0
D WELLPOINT HEALTH NET WORKS INC COMMON STOCK     94973V107     5606    70224 SH       SOLE                  70224        0        0
S REPORT SUMMARY                 28 DATA RECORDS              790165        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED